Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 69.5%	Shares	Value
Communication Services - 6.4%
Alphabet, Inc. - Class C	6,865	$ 2,448,402

Consumer Discretionary - 3.4%
Lowe's Companies, Inc.	1,754	364,499
O'Reilly Automotive, Inc. (a)	5,929	529,756
Starbucks Corp.	3,703	389,741
		1,283,996

Consumer Staples - 4.9%
Altria Group, Inc.	10,760	735,231
Church & Dwight Co., Inc.	5,709	564,106
Nestlé S.A. - ADR	5,517	551,424
		1,850,761

Energy - 1.8%
Chevron Corp.	3,573	703,274

Financials - 17.0%
Berkshire Hathaway, Inc. - Class B (a)	3,242	1,658,413
Blackrock, Inc.	909	991,164
Chubb Ltd.	3,101	1,087,459
Progressive Corp.	4,648	982,680
The Charles Schwab Corp.	6,192	651,646
Visa, Inc. - Class A	3,036	1,111,571
		6,482,933

Health Care - 1.9%
Johnson & Johnson	2,834	726,496

Industrials - 11.7%
FedEx Corp.	2,430	746,982
Fedex Freight Holding Co., Inc. (a)	1,215	170,744
Norfolk Southern Corp.	4,361	1,463,028
Old Dominion Freight Line, Inc.	3,941	836,044
Republic Services, Inc.	6,011	1,265,616
		4,482,414

Information Technology - 11.8%
Apple, Inc.	6,070	1,875,084
Entegris, Inc.	6,503	774,182
TE Connectivity PLC	4,173	858,344
Texas Instruments, Inc.	3,688	1,016,929
		4,524,539

Materials - 7.7%
Air Products and Chemicals, Inc.	3,497	1,031,230
Martin Marietta Materials, Inc.	1,652	867,531
NewMarket Corp.	1,235	1,049,948
		2,948,709

Utilities - 2.9%
Dominion Energy, Inc.	15,982	1,105,475
TOTAL COMMON STOCKS (Cost $12,125,388)		26,556,999

CORPORATE BONDS - 16.3%	Par	Value
Communication Services - 0.4%
T-Mobile USA, Inc., 3.88%, 04/15/2030	150,000	143,948

Consumer Discretionary - 1.7%
Expedia Group, Inc., 3.25%, 02/15/2030	100,000	94,221
General Motors Financial Co., Inc., 5.80%, 01/07/2029	150,000	152,995
Lowe's Companies, Inc., 2.63%, 04/01/2031	325,000	293,175
Marriott International, Inc., 5.00%, 10/15/2027	100,000	100,490
		640,881

Energy - 0.9%
Kinder Morgan, Inc., 5.85%, 06/01/2035	140,000	143,047
The Williams Companies, Inc., 2.60%, 03/15/2031	225,000	201,584
		344,631

Financials - 7.0%
Bank of America Corp., 2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032	225,000	196,667
Capital One Financial Corp., 6.31% (SOFR + 2.64%), 06/08/2029	100,000	102,464
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	125,000	128,821
Citigroup, Inc., 4.08% to 04/23/2028 then 3 mo. Term SOFR + 1.45%, 04/23/2029	55,000	54,381
Citizens Financial Group, Inc., 5.25% to 03/05/2030 then SOFR + 1.26%, 03/05/2031	140,000	140,292
Fifth Third Bancorp, 4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033	185,000	175,700
Goldman Sachs Group, Inc., 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	300,000	296,857
Huntington Bancshares, Inc., 2.55%, 02/04/2030	200,000	183,530
JPMorgan Chase & Co., 2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029	325,000	309,771
KeyCorp, 2.25%, 04/06/2027	100,000	98,515
Morgan Stanley, 2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032	250,000	216,941
Regions Financial Corp., 1.80%, 08/12/2028	325,000	306,980
State Street Corp., 4.82% to 01/26/2033 then SOFR + 1.57%, 01/26/2034	175,000	170,862
Wells Fargo & Co., 5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	300,000	300,127
		2,681,908

Health Care - 1.7%
CVS Health Corp., 5.70%, 06/01/2034	150,000	151,699
Edwards Lifesciences Corp., 4.30%, 06/15/2028	125,000	124,232
Elevance Health, Inc., 4.00%, 09/15/2028	100,000	98,631
GE HealthCare Technologies, Inc., 4.15%, 12/15/2028	100,000	98,799
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	225,000	197,632
		670,993

Industrials - 1.6%
General Electric Co., 3.63%, 05/01/2030	380,000	363,274
Quanta Services, Inc., 4.30%, 08/09/2028	150,000	148,901
Timken Co., 6.88%, 05/08/2028	110,000	113,270
		625,445

Information Technology - 2.4%
Autodesk, Inc., 2.85%, 01/15/2030	125,000	116,666
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	125,000	122,605
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	100,000	100,103
Oracle Corp., 2.95%, 04/01/2030	175,000	157,322
Roper Technologies, Inc., 4.25%, 09/15/2028	150,000	148,526

Salesforce, Inc., 5.55%, 03/15/2036	125,000		121,538
Workday, Inc., 3.80%, 04/01/2032	151,000		139,644
			906,404

Technology - 0.3%
Accenture Capital, Inc., 5.00%, 07/10/2031	100,000		99,471

Utilities - 0.3%
NiSource, Inc., 4.75%, 05/18/2031	125,000		123,429
TOTAL CORPORATE BONDS (Cost $6,479,637)			6,237,110

U.S. TREASURY SECURITIES - 12.6%	Par		Value
U.S Treasury Notes
4.13%, 09/30/2027	100,000		99,906
4.13%, 10/31/2027	250,000		249,727
3.88%, 03/31/2028	275,000		273,260
4.38%, 11/30/2028	150,000		150,143
2.88%, 04/30/2029	250,000		240,581
3.25%, 06/30/2029	125,000		121,248
3.63%, 08/31/2029	225,000		220,219
3.75%, 06/30/2030	100,000		97,621
3.63%, 08/31/2030	100,000		97,010
2.75%, 08/15/2032	100,000		90,621
3.75%, 11/30/2032	200,000		191,191
3.88%, 12/31/2032	200,000		192,430
3.50%, 02/15/2033	425,000		399,450
3.38%, 05/15/2033	200,000		185,965
4.50%, 11/15/2033	275,000		273,034
4.00%, 02/15/2034	350,000		335,966
3.88%, 08/15/2034	150,000		142,151
4.63%, 02/15/2035	275,000		273,775
4.25%, 05/15/2035	300,000		290,309
4.25%, 08/15/2035	175,000		169,056
4.00%, 11/15/2035	200,000		189,156
3.75%, 04/30/2028	150,000		148,685
3.50%, 10/15/2028	250,000		245,713
4.13%, 06/30/2031	150,000		147,820
TOTAL U.S. TREASURY SECURITIES (Cost $4,929,326)			4,825,037

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	575,984		575,984
TOTAL MONEY MARKET FUNDS (Cost $575,984)			575,984

TOTAL INVESTMENTS - 99.9% (Cost $24,110,335)			38,195,130
Other Assets in Excess of Liabilities - 0.1%		0.00125	47,988
TOTAL NET ASSETS - 100.0%			$ 38,243,118

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Hennessy Funds.

For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

ADR - American Depositary Receipt
LLC – Limited Liability Company
PLC – Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

The Fund follows its valuation policies and procedures in determining its net asset value ("NAV") and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Mutual Funds – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, such security will be valued at its fair value under the Fund’s established fair valuation procedures as implemented by Hennessy Advisors, Inc. (the “Advisor”), the Fund’s valuation designee. The Advisor, as the valuation designee, is subject to the oversight of the Board of Trustees of the Trust (the “Board”). There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Advisor, the Board’s valuation designee, pursuant to the Fund’s fair value pricing procedures, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund's securities as of July 31, 2026, are as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 2,448,402	$ –	$ –	$ 2,448,402
Consumer Discretionary	1,283,996	–	–	1,283,996
Consumer Staples	1,850,761	–	–	1,850,761
Energy	703,274	–	–	703,274
Financials	6,482,933	–	–	6,482,933
Health Care	726,496	–	–	726,496
Industrials	4,482,414	–	–	4,482,414
Information Technology	4,524,539	–	–	4,524,539
Materials	2,948,709	–	–	2,948,709
Utilities	1,105,475	–	–	1,105,475
Common Stocks - Total	26,556,999	–	–	26,556,999
Corporate Bonds:
Communication Services	$ –	$ 143,948	$ –	$ 143,948
Consumer Discretionary	–	640,881	–	640,881
Energy	–	344,631	–	344,631
Financials	–	2,681,908	–	2,681,908
Health Care	–	670,993	–	670,993
Industrials	–	625,445	–	625,445
Information Technology	–	906,404	–	906,404
Technology	–	99,471	–	99,471
Utilities	–	123,429	–	123,429
Corporate Bonds - Total	–	6,237,110	–	6,237,110
U.S. Treasury Securities	–	4,825,037	–	4,825,037
Money Market Funds	575,984	–	–	575,984
Total Investments	$ 27,132,983	$ 11,062,147	$ –	$ 38,195,130